Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Options Valuation Assumptions
	2011	2010	2009

Expected volatility	34.3%-43.8%	42.8%-48.4%	42.6%-47.7%
Weighted average volatility	43.02%	43.7%	44.7%
Risk free interest rate	0.2%-1.3%	0.8%-1.8%	1.2%-2.1%
Expected dividend	0%	0%	0%
Expected term (in years)	2.5-3.7	2.5-3.7	2.5-3.7

Stock Options Activity

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	5,227,075	$22.69	4.15	$63,863
Granted	1,173,178	$19.38
Assumed	148,392	$0.46
Exercised	(1,291,535)	$20.16
Forfeited	(258,317)	$19.86
Cancelled	(15,252)	$31.76

Outstanding at December 31, 2011	4,983,541	$22.01	4.09	$62,049

Exercisable at December 31, 2011	1,940,390	$25.46	3.10	$17,515

Options Outstanding

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	options
exercise price	2011	Term	price	2011	exercisable
		(Years)	$		$

$0.02	828	1.66	0.02	828	0.02
$0.26	1,090,915	4.95	0.26	168,955	0.26
$0.69	51,831	5.82	0.69	3,577	0.69
$2.89	7,552	1.66	2.89	7,552	2.89
$6.00-6.87	30,050	1.66	6.57	30,050	6.57
$12.65-14.60	53,460	1.66	14.21	53,460	14.21
$21.76-32.31	3,253,516	3.96	28.14	1,401,906	27.78
$32.92-34.78	495,389	3.24	34.02	274,062	34.40

	4,983,541	4.09	22.01	1,940,390	25.46

Summary Of Restricted Stock Awards Activity

	Number of RSA	Weighted average exercise price

Outstanding at January 1, 2011	6,027	$2.07
Vested	(5,988)	$2.08
Forfeited	(39)	$0.02

Outstanding at December 31, 2011	-	$-

Summary Of Restricted Stock Units Activity

	Number of RSU	Weighted average exercise price *)
Outstanding at January 1, 2011	421,579	NIS	1
Issued	250,708	NIS	1
Assumed	17,303	NIS	1
Vested	(106,144)	NIS	1
Forfeited	(57,946)	NIS	1

Outstanding at December 31, 2011	525,500	NIS	1

*)	Weighted average exercise price is NIS 1 (par value) which represents approximately $ 0.26.